Related Parties - Summary of Analysis of the Balances with Related Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	$ 2,287,213	$ 1,158,611
Amounts payable to related party transactions	7,224,218	4,216,882
Sears Roebuck de México, S.A. de C.V. and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	260,584	339,366
Sitios Latinoamérica, S.A.B. de C.V. [Member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	1,460,897
Amounts payable to related party transactions	960,244
Sanborns Hermanos, SA [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	124,157	192,599
Patrimonial Inbursa, SA [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	166,366	145,676
Grupo Condumex, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	31,857	122,555
Amounts payable to related party transactions	2,036,371	1,709,487
Hubard y Bourlon SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	0	52,026
Claroshopcom SAPI de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	31,559	40,906
Amounts payable to related party transactions	216,774	247,081
Carso Infraestructura y Construccion, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	2,836,689	1,273,085
Fianzas Guardiana Inbursa, SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	437,428	385,287
Grupo Financiero Inbursa, SAB de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	102,127	102,314
Seguros Inbursa SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	107,389	113,089
Sociedad Financiera Inbursa, S.A. de C.V.
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	13,058	80,382
PC Industrial, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	3,321	4,761
Enesa, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	3,854	9,384
Cicsa Perú, S.A.C. [Member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	256,344
Other related parties [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	211,793	265,483
Amounts payable to related party transactions	$ 250,619	$ 292,012